Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
Description:	Level	March 31, 2022	Level	December 31, 2021
Assets:
U.S. Money Market Held in Trust Account	1	$27,466,834	1	$92,459,548
Liabilities:
Warrant liability – Private Warrants	3	$56,898	3	$96,059
Warrant liability – Representative’s Warrants	3	$5,063	3	$107,779
Convertible Promissory Note	3	$1,421,859	3	$975,324

Description:	Level	December 31, 2021	Level	December 31, 2020
Assets:
U.S. Money Market and Treasury Securities Held in Trust Account	1	$92,459,548	1	$91,538,680
Liabilities:
Warrant liability – Private Warrants	3	96,059	3	$348,217
Warrant liability – Representative’s Warrants	3	107,779	3	$808,295
Convertible Promissory Note	3	975,324		$—

Schedule of quantitative information regarding level 3 fair value measurements
	March 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Share price	$10.14	$10.21
Volatility	2.6%	6.5%
Expected life	5.22	5.39
Risk-free rate	2.42%	1.29%
Dividend yield	—%	—%
	March 31, 2022	December 31, 2021
Risk-free interest rate	0.39%	0.84%
Time to Expiration (in years)	0.19	0.39
Expected volatility	4.4%	4.9%
Dividend yield	0.00%	0.00%
Stock Price	$10.62	$10.82
Probability of transaction	99.0%	90.00%

	December 31, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Share price	$10.21	$10.24
Volatility	6.5%	11.7%
Expected life	5.39	5.91
Risk-free rate	1.29%	0.49%
Dividend yield	—%	—%
December 31, 2021
Risk-free interest rate	0.84%
Time to Expiration (in years)	0.39
Expected volatility	4.9%
Dividend yield	0.00%
Stock Price	$10.82
Probability of transaction	90.00%

Schedule of fair value of warrant liabilities
	Private Warrants	Representative’s Warrants	Warrant Liability
Fair value as of December 31, 2021	$96,059	$107,779	$203,838
Change in fair value(1)	(39,161)	(102,716)	(141,877)
Fair value as of March 31, 2022	$56,898	$5,063	$61,961
Fair value as of December 31, 2020	$—
Proceeds received through Convertible Promissory Note	900,000
Interest accrued at 4% per annum based on 365 days in a year	5,027
Change in fair value	70,297
Fair value as of December 31, 2021	$975,324
Proceeds received through Convertible Promissory Note	420,000
Interest expense	13,975
Change in fair value	12,560
Fair value as of March 31, 2022	$1,421,859

	Private Warrants	Representative’s Warrants	Warrant Liability
Fair value as of December 31, 2020	$348,217	$808,295	$1,156,512
Change in fair value(1)	(252,158)	(700,516)	(952,674)
Fair value as of December 31, 2021	$96,059	$107,779	$203,838

(1)      Represents the non-cash gain on change in valuation of the Private Warrants and Representative’s Warrants and is included in Change in fair value of warrant liability on the statements of operations.

Fair value as of December 31, 2020	$—
Proceeds received through Convertible Promissory Note	900,000
Interest accrued at 4% per annum based on 365 days in a year	5,027
Change in fair value	70,297
Fair value as of December 31, 2021	$975,324